Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended
	Nov. 03, 2025	May 31, 2026	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Number of shares converted	1
Derivative Instrument, Contingent Consideration, Liability, Shares			1,100,000
Derivative Instrument, Contingent Consideration, Liability, Earnout Period, Threshold Trading Days		20 years
Derivative Instrument, Contingent Consideration, Liability, Earnout Period, Threshold Consecutive Trading Days		30 years
Derivative Instrument, Contingent Consideration, Liability, Vested, Shares		1,100,000
Class A Multiple Voting Share [Member]
Subsequent Events [Line Items]
Number of votes	ten
Class B Subordinate Voting Share [Member]
Subsequent Events [Line Items]
Number of votes	one
Commitments amount (in Dollars)				$ 28,950
Class B Subordinate Voting Share [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Number of shares issued	27,500,000
Share issued price per share (in Dollars per share)	$ 10
Aggregate gross proceeds (in Dollars)	$ 275,000
SPAC Class A Common Shares [Member]
Subsequent Events [Line Items]
Number of shares redeem	19,428,395
Redemption payments (in Dollars)	$ 201,154
Price per share (in Dollars per share)	$ 10.35
Trust account (in Dollars)	$ 227,800
Remained outstanding shares	3,211,605